Debt (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Schedule of Future Minimum Payments of Principal Outstanding Debt
Future minimum payments of principal on the Company’s outstanding debt borrowings were as follows for the years ending December 31 (in thousands):

Year Ending December 31	Amounts
2021	4,505
2022	33,619
2023	—
2024	—
2025	—
Total principal amount	38,124
Unamortized discount	(598)
Carrying value of debt	37,526